Quarterly Report
February 28, 2023
MFS®  Blended Research®
Growth Equity Fund
BRW-Q3

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 2.1%
General Dynamics Corp.	10,179	$2,319,896
Howmet Aerospace, Inc.	36,980	1,559,816
Textron, Inc.	11,804	856,144
		$4,735,856
Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	15,420	$1,831,742
Automotive – 1.8%
Allison Transmission Holdings, Inc.	6,759	$321,053
Aptiv PLC (a)	4,162	483,957
Tesla, Inc. (a)	16,137	3,319,542
		$4,124,552
Biotechnology – 0.1%
Exelixis, Inc. (a)	18,715	$319,652
Brokerage & Asset Managers – 1.1%
LPL Financial Holdings, Inc.	1,001	$249,810
Raymond James Financial, Inc.	19,750	2,142,085
		$2,391,895
Business Services – 3.2%
Accenture PLC, “A”	10,427	$2,768,890
Dropbox, Inc. (a)	91,414	1,864,845
GoDaddy, Inc. (a)	32,793	2,482,758
		$7,116,493
Cable TV – 0.2%
Charter Communications, Inc., “A” (a)	1,424	$523,477
Computer Software – 15.5%
Adobe Systems, Inc. (a)	11,808	$3,825,202
Atlassian Corp. (a)	15,208	2,499,131
CrowdStrike Holdings, Inc. (a)	15,953	1,925,367
Microsoft Corp.	95,353	23,782,945
Palo Alto Networks, Inc. (a)	13,683	2,577,467
		$34,610,112
Computer Software - Systems – 13.2%
Apple, Inc.	184,737	$27,232,081
ServiceNow, Inc. (a)	5,620	2,428,796
		$29,660,877
Construction – 0.3%
Masco Corp.	13,267	$695,589
Consumer Products – 1.0%
Colgate-Palmolive Co.	29,821	$2,185,879
Consumer Services – 3.4%
Airbnb, Inc., “A” (a)	3,626	$447,013
Booking Holdings, Inc. (a)	1,748	4,411,952
Expedia Group, Inc. (a)	25,114	2,736,673
		$7,595,638

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 7.3%
Applied Materials, Inc.	39,114	$4,543,091
Lam Research Corp.	7,190	3,494,412
NVIDIA Corp.	17,881	4,151,253
NXP Semiconductors N.V.	7,749	1,383,042
Texas Instruments, Inc.	15,776	2,704,795
		$16,276,593
Energy - Renewables – 0.6%
Enphase Energy, Inc. (a)	6,587	$1,386,761
Food & Beverages – 2.3%
Archer Daniels Midland Co.	25,863	$2,058,695
Darling Ingredients, Inc. (a)	7,744	489,963
PepsiCo, Inc.	15,288	2,652,926
		$5,201,584
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	65,588	$1,303,889
Gaming & Lodging – 0.3%
Marriott International, Inc., “A”	3,698	$625,850
Health Maintenance Organizations – 2.6%
Cigna Group	8,957	$2,616,340
Humana, Inc.	644	318,793
UnitedHealth Group, Inc.	5,891	2,803,762
		$5,738,895
Insurance – 2.3%
Ameriprise Financial, Inc.	3,835	$1,314,907
Equitable Holdings, Inc.	86,533	2,718,867
MetLife, Inc.	16,595	1,190,359
		$5,224,133
Internet – 8.2%
Alphabet, Inc., “A” (a)	77,165	$6,949,480
Alphabet, Inc., “C” (a)	71,779	6,481,644
Gartner, Inc. (a)	10,671	3,498,060
Meta Platforms, Inc., “A” (a)	7,708	1,348,438
		$18,277,622
Leisure & Toys – 1.6%
Brunswick Corp.	8,344	$729,433
Polaris, Inc.	8,095	920,806
Roblox Corp., “A” (a)	50,122	1,836,470
		$3,486,709
Machinery & Tools – 0.8%
Ingersoll Rand, Inc.	27,883	$1,619,166
Timken Co.	3,054	260,964
		$1,880,130
Medical & Health Technology & Services – 2.5%
IQVIA Holdings, Inc. (a)	5,728	$1,194,116
McKesson Corp.	10,122	3,540,777
Veeva Systems, Inc. (a)	5,624	931,672
		$5,666,565

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.1%
Abbott Laboratories	2,586	$263,048
Agilent Technologies, Inc.	3,995	567,170
Align Technology, Inc. (a)	5,437	1,682,751
Becton, Dickinson and Co.	1,148	269,263
Bruker BioSciences Corp.	2,367	163,134
Danaher Corp.	4,957	1,227,006
Maravai Lifesciences Holdings, Inc., “A” (a)	41,434	611,152
		$4,783,524
Natural Gas - Pipeline – 2.3%
Cheniere Energy, Inc.	22,965	$3,613,313
Targa Resources Corp.	20,340	1,507,194
		$5,120,507
Network & Telecom – 1.2%
Equinix, Inc., REIT	3,942	$2,713,160
Other Banks & Diversified Financials – 3.2%
Mastercard, Inc., “A”	3,980	$1,414,054
SLM Corp.	20,690	297,522
Visa, Inc., “A”	24,309	5,346,522
		$7,058,098
Pharmaceuticals – 4.0%
AbbVie, Inc.	4,260	$655,614
Eli Lilly & Co.	4,739	1,474,872
Merck & Co., Inc.	32,695	3,473,517
Regeneron Pharmaceuticals, Inc. (a)	369	280,595
Vertex Pharmaceuticals, Inc. (a)	10,666	3,096,233
		$8,980,831
Railroad & Shipping – 1.4%
CSX Corp.	82,383	$2,511,858
Union Pacific Corp.	2,762	572,507
		$3,084,365
Real Estate – 0.3%
Simon Property Group, Inc., REIT	5,418	$661,484
Restaurants – 0.2%
Performance Food Group Co. (a)	7,865	$445,080
Specialty Chemicals – 1.3%
Chemours Co.	54,118	$1,849,753
Univar Solutions, Inc. (a)	30,928	1,074,748
		$2,924,501
Specialty Stores – 8.1%
Amazon.com, Inc. (a)	109,508	$10,318,939
Costco Wholesale Corp.	765	370,398
Home Depot, Inc.	10,105	2,996,537
Lululemon Athletica, Inc. (a)	2,404	743,317
O'Reilly Automotive, Inc. (a)	3,076	2,553,387
Ulta Beauty, Inc. (a)	838	434,754
Walmart Stores, Inc.	4,565	648,823
		$18,066,155
Telecommunications - Wireless – 0.7%
SBA Communications Corp., REIT	6,435	$1,668,917

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.6%
United Parcel Service, Inc., “B”	20,029	$3,655,092
Utilities - Electric Power – 1.0%
Vistra Corp.	97,194	$2,137,296
Total Common Stocks		$222,159,503
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.55% (v)	1,512,499	$1,512,499

Other Assets, Less Liabilities – 0.1%		262,913
Net Assets – 100.0%		$223,934,915
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,512,499 and $222,159,503, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$222,159,503	$—	$—	$222,159,503
Mutual Funds	1,512,499	—	—	1,512,499
Total	$223,672,002	$—	$—	$223,672,002
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,776,491	$60,317,037	$60,580,010	$(1,019)	$—	$1,512,499
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$43,820	$—